Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	39,023	38,372
Common stock, shares outstanding	39,023	38,372